UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 360 Madison Avenue
         21st Floor
         New York, New York  10017

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $134,035 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     4966   139650 SH       SOLE                   139650
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     7028    77500 SH       SOLE                    77500
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    16142   356969 SH       SOLE                   356969
AMERICAN TOWER CORP            CL A             029912201    13652   366208 SH       SOLE                   366208
BE AEROSPACE INC               COM              073302101     7701   300000 SH       SOLE                   300000
BRISTOW GROUP INC              COM              110394103     3561    98676 SH       SOLE                    98676
CHARTER COMMUNICATIONS INC D   CL A             16117M107     3254  1066840 SH       SOLE                  1066840
CROWN HOLDINGS INC             COM              228368106     5761   275406 SH       SOLE                   275406
EMBARQ CORP                    COM              29078E105     5038    95856 SH       SOLE                    95856
HORIZON LINES INC              COM              44044K101     7549   280000 SH       SOLE                   280000
HUNT J B TRANS SVCS INC        COM              445658107     6231   300000 SH       SOLE                   300000
KANSAS CITY SOUTHERN           COM NEW          485170302     6486   223800 SH       SOLE                   223800
MANITOWOC INC                  COM              563571108     4161    70020 SH       SOLE                    70020
MARTIN MARIETTA MATLS INC      COM              573284106     7132    68636 SH       SOLE                    68636
QUALCOMM INC                   COM              747525103     5118   135473 SH       SOLE                   135473
RTI INTL METALS INC            COM              74973W107     8409   107500 SH       SOLE                   107500
SBA COMMUNICATIONS CORP        COM              78388J106    10393   377665 SH       SOLE                   377665
SYNCHRONOSS TECHNOLOGIES INC   COM              87157B103     2590   189337 SH       SOLE                   189337
TOLL BROTHERS INC              COM              889478103     8863   275000 SH       SOLE                   275000